Property and equipment (Tables)	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consisted of the following:

		June 30,	March 31,
	Estimated Useful Life	2015	2015
Research and development equipment	3 – 10 years	$70,091	$66,095
Computer equipment	5 years	12,892	4,367
Furniture and fixtures	5 – 10 years	3,725	725
Leasehold improvements	39 years	3,240	—
		89,948	71,187
Less: Accumulated depreciation		(8,307)	(5,675)
Total		$81,641	$65,512

Property and equipment consisted of the following:

March 31,
2015
Research and development equipment	$66,095
Computer equipment	4,367
Furniture and fixtures	725
71,187
Less: Accumulated depreciation	(5,675)
Total	$65,512